Guarantor Financial Statements - Balance Sheet (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 36,993,000	$ 25,314,000	$ 15,555,000	$ 81,898,000	$ 5,516,000	$ 26,358,000	$ 6,959,000	$ 4,119,000
Accounts receivable	65,345,000	54,280,000	37,970,000			14,040,000
Accounts receivable - related party	3,310,000	2,298,000	1,303,000			772,000
Royalty income receivable			0
Intercompany receivable	0	0	0			0
Intercompany note receivable		0	0
Inventories	3,308,000	5,889,000	5,631,000			6,195,000
Deferred income taxes	4,327,000	1,377,000	112,000			1,857,000
Other current assets	1,421,000	1,495,000	1,397,000			1,053,000
Total current assets	114,704,000	90,653,000	61,968,000			50,275,000
Property and equipment
Oil and natural gas properties, based on the full cost method of accounting	2,191,321,000	2,065,571,000	1,648,360,000			697,742,000
Pipeline and gas gathering assets	6,846,000	6,503,000	6,142,000			0
Other property and equipment	4,973,000	4,635,000	4,071,000			2,337,000
Accumulated depletion, depreciation, amortization and impairment	(283,152,000)	(243,131,000)	(212,236,000)			(145,837,000)
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	1,919,988,000	1,833,578,000	1,446,337,000			554,242,000
Investment in subsidiaries	0	0	0			0
Other assets	12,702,000	12,666,000	13,309,000			2,184,000
Total assets	2,047,394,000	1,936,897,000	1,521,614,000			606,701,000
Current liabilities:
Accounts payable-trade	23,475,000	24,487,000	2,679,000			12,141,000
Accounts payable-related party	67,000	313,000	17,000			18,813,000
Intercompany payable	0	0	0			0
Intercompany accrued interest			0
Other current liabilities	145,335,000	130,411,000	118,624,000			48,278,000
Total current liabilities	168,877,000	155,211,000	121,320,000			79,232,000
Long-term debt	496,000,000	587,000,000	460,000,000			193,000
Intercompany note payable		0	0
Asset retirement obligations	5,437,000	5,147,000	2,989,000	2,324,000	2,230,000	2,125,000	1,104,000
Other liabilities						388,000
Deferred income taxes	124,743,000	106,630,000	91,764,000			62,695,000
Total liabilities	795,057,000	853,988,000	676,073,000			144,633,000
Commitments and contingencies
Stockholders’ equity:
Stockholders’ equity	1,114,901,000	1,082,909,000	845,541,000			462,068,000
Noncontrolling interest	137,436,000		0
Total equity	1,252,337,000	1,082,909,000	845,541,000			462,068,000	129,037,000	115,362,000
Total liabilities and stockholders’ equity	2,047,394,000	1,936,897,000	1,521,614,000			606,701,000
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0	0	0	0	0
Accounts receivable	0	0	9,426,000			0
Accounts receivable - related party	0	0	0			0
Royalty income receivable			(9,426,000)
Intercompany receivable	(2,281,513,000)	(1,064,327,000)	(1,128,913,000)			(406,435,000)
Intercompany note receivable		(440,000,000)	(440,000,000)
Inventories	0	0	0			0
Deferred income taxes	0	0	0			0
Other current assets	0	0	0			0
Total current assets	(2,281,513,000)	(1,504,327,000)	(1,568,913,000)			(406,435,000)
Property and equipment
Oil and natural gas properties, based on the full cost method of accounting	0	0	0			0
Pipeline and gas gathering assets	0	0	0
Other property and equipment	0	0	0			0
Accumulated depletion, depreciation, amortization and impairment	1,793,000	1,178,000	0			0
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	1,793,000	1,178,000	0			0
Investment in subsidiaries	(613,000,000)	(281,130,000)	(235,334,000)			(144,461,000)
Other assets	0	0	0			0
Total assets	(2,892,720,000)	(1,784,279,000)	(1,804,247,000)			(550,896,000)
Current liabilities:
Accounts payable-trade	0	0	0			0
Accounts payable-related party	0	0	0			0
Intercompany payable	(2,281,513,000)	(1,064,327,000)	(1,119,221,000)			(406,435,000)
Intercompany accrued interest			(9,692,000)
Other current liabilities	0	0	0			0
Total current liabilities	(2,281,513,000)	(1,064,327,000)	(1,128,913,000)			(406,435,000)
Long-term debt	0	0	0			0
Intercompany note payable		(440,000,000)	(440,000,000)
Asset retirement obligations	0	0	0			0
Other liabilities						0
Deferred income taxes	0	0	0			0
Total liabilities	(2,281,513,000)	(1,504,327,000)	(1,568,913,000)			(406,435,000)
Commitments and contingencies
Stockholders’ equity:
Stockholders’ equity	(748,643,000)	(279,952,000)	(235,334,000)			(144,461,000)
Noncontrolling interest	137,436,000
Total equity	(611,207,000)	(279,952,000)	(235,334,000)			(144,461,000)
Total liabilities and stockholders’ equity	(2,892,720,000)	(1,784,279,000)	(1,804,247,000)			(550,896,000)
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	7,504,000	18,398,000	526,000	75,377,000	9,000	14,000	0	0
Accounts receivable	0	0	0			0
Accounts receivable - related party	0	0	0			0
Royalty income receivable			0
Intercompany receivable	1,139,057,000	985,692,000	715,169,000			381,495,000
Intercompany note receivable		440,000,000	440,000,000
Inventories	0	0	0			0
Deferred income taxes	4,327,000	1,377,000	112,000			1,857,000
Other current assets	131,000	132,000	0			39,000
Total current assets	1,151,019,000	1,445,599,000	1,155,807,000			383,405,000
Property and equipment
Oil and natural gas properties, based on the full cost method of accounting	0	0	0			0
Pipeline and gas gathering assets	0	0	0
Other property and equipment	0	0	0			0
Accumulated depletion, depreciation, amortization and impairment	0	0	0			0
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	0	0	0			0
Investment in subsidiaries	613,000,000	281,130,000	235,334,000			144,461,000
Other assets	9,750,000	9,997,000	10,207,000			0
Total assets	1,773,769,000	1,736,726,000	1,401,348,000			527,866,000
Current liabilities:
Accounts payable-trade	0	0	0			9,000
Accounts payable-related party	0	0	0			0
Intercompany payable	75,450,000	78,526,000	3,920,000			3,020,000
Intercompany accrued interest			0
Other current liabilities	8,675,000	18,661,000	10,123,000			74,000
Total current liabilities	84,125,000	97,187,000	14,043,000			3,103,000
Long-term debt	450,000,000	450,000,000	450,000,000			0
Intercompany note payable		0	0
Asset retirement obligations	0	0	0			0
Other liabilities						0
Deferred income taxes	124,743,000	106,630,000	91,764,000			62,695,000
Total liabilities	658,868,000	653,817,000	555,807,000			65,798,000
Commitments and contingencies
Stockholders’ equity:
Stockholders’ equity	1,114,901,000	1,082,909,000	845,541,000			462,068,000
Noncontrolling interest	0
Total equity	1,114,901,000	1,082,909,000	845,541,000			462,068,000
Total liabilities and stockholders’ equity	1,773,769,000	1,736,726,000	1,401,348,000			527,866,000
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	22,460,000	6,517,000	14,267,000	6,521,000	5,507,000	26,344,000	6,959,000	4,119,000
Accounts receivable	58,177,000	47,649,000	28,544,000			14,040,000
Accounts receivable - related party	3,310,000	2,298,000	1,303,000			772,000
Royalty income receivable			0
Intercompany receivable	1,142,456,000	78,635,000	413,744,000			24,940,000
Intercompany note receivable		0	0
Inventories	3,308,000	5,889,000	5,631,000			6,195,000
Deferred income taxes	0	0	0			0
Other current assets	1,274,000	1,335,000	1,397,000			1,014,000
Total current assets	1,230,985,000	142,323,000	464,886,000			73,305,000
Property and equipment
Oil and natural gas properties, based on the full cost method of accounting	1,738,012,000	1,614,610,000	1,200,326,000			697,742,000
Pipeline and gas gathering assets	6,846,000	6,503,000	6,142,000
Other property and equipment	4,973,000	4,635,000	4,071,000			2,337,000
Accumulated depletion, depreciation, amortization and impairment	(268,115,000)	(233,543,000)	(207,037,000)			(145,837,000)
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	1,481,716,000	1,392,205,000	1,003,502,000			554,242,000
Investment in subsidiaries	0	0	0			0
Other assets	2,952,000	2,669,000	3,102,000			2,184,000
Total assets	2,715,653,000	1,537,197,000	1,471,490,000			629,731,000
Current liabilities:
Accounts payable-trade	22,755,000	24,487,000	2,679,000			12,132,000
Accounts payable-related party	67,000	313,000	17,000			18,813,000
Intercompany payable	2,194,196,000	985,801,000	1,115,214,000			403,415,000
Intercompany accrued interest			0
Other current liabilities	135,226,000	111,338,000	108,245,000			48,204,000
Total current liabilities	2,352,244,000	1,121,939,000	1,226,155,000			482,564,000
Long-term debt	46,000,000	137,000,000	10,000,000			193,000
Intercompany note payable		0	0
Asset retirement obligations	5,437,000	5,147,000	2,989,000			2,125,000
Other liabilities						388,000
Deferred income taxes	0	0	0			0
Total liabilities	2,403,681,000	1,264,086,000	1,239,144,000			485,270,000
Commitments and contingencies
Stockholders’ equity:
Stockholders’ equity	311,972,000	273,111,000	232,346,000			144,461,000
Noncontrolling interest	0
Total equity	311,972,000	273,111,000	232,346,000			144,461,000
Total liabilities and stockholders’ equity	2,715,653,000	1,537,197,000	1,471,490,000			629,731,000
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	7,029,000	399,000	762,000	0	0	0	0	0
Accounts receivable	7,168,000	6,631,000	0			0
Accounts receivable - related party	0	0	0			0
Royalty income receivable			9,426,000
Intercompany receivable	0	0	0			0
Intercompany note receivable		0	0
Inventories	0	0	0			0
Deferred income taxes	0	0	0			0
Other current assets	16,000	28,000	0			0
Total current assets	14,213,000	7,058,000	10,188,000			0
Property and equipment
Oil and natural gas properties, based on the full cost method of accounting	453,309,000	450,961,000	448,034,000			0
Pipeline and gas gathering assets	0	0	0
Other property and equipment	0	0	0			0
Accumulated depletion, depreciation, amortization and impairment	(16,830,000)	(10,766,000)	(5,199,000)			0
Property and equipment, net of accumulated depreciation, depletion, amortization and impairment	436,479,000	440,195,000	442,835,000			0
Investment in subsidiaries	0	0	0			0
Other assets	0	0	0			0
Total assets	450,692,000	447,253,000	453,023,000			0
Current liabilities:
Accounts payable-trade	720,000	0	0			0
Accounts payable-related party	0	0	0			0
Intercompany payable	11,867,000	0	87,000			0
Intercompany accrued interest			9,692,000
Other current liabilities	1,434,000	412,000	256,000			0
Total current liabilities	14,021,000	412,000	10,035,000			0
Long-term debt	0	0	0			0
Intercompany note payable		440,000,000	440,000,000
Asset retirement obligations	0	0	0			0
Other liabilities						0
Deferred income taxes	0	0	0			0
Total liabilities	14,021,000	440,412,000	450,035,000			0
Commitments and contingencies
Stockholders’ equity:
Stockholders’ equity	436,671,000	6,841,000	2,988,000			0
Noncontrolling interest	0
Total equity	436,671,000	6,841,000	2,988,000			0
Total liabilities and stockholders’ equity	$ 450,692,000	$ 447,253,000	$ 453,023,000			$ 0